Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-term Debt [Abstract]
Long-term Debt [Text Block]

12.	Long-Term Debt:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

		2011	2010
(a)	Marfin reducing revolving credit facility	48,000	54,845
(b)	Marfin term facility	98,000	110,800
(c)	Citibank loan facility	87,459	101,715
(d)	DVB loan facility	48,397	54,641
(e)	HSBC loan facility	24,867	35,290
(f)	UOB loan facility	39,680	42,257
	Total	346,403	399,548
	Less - current portion	(45,817)	(53,380)
	Long-term portion	300,586	346,168

(a) & (b) A long term debt (the "Facility") of up to $255,000 has been provided by Marfin Popular Bank Public Co Ltd, Greek Branch, trade name MARFIN EGNATIA BANK (f.k.a. Marfin Egnatia Bank S.A.) ("Marfin" or "lender") being available in two Facilities as described below. The Facility is guaranteed by Seanergy Maritime Holdings Corp., the Corporate Guarantor. An arrangement fee of $2,550 was paid on the draw-down date and is included net of amortization in deferred finance charges in the accompanying consolidated balance sheet (see Note 11).

(a)  Marfin Reducing Revolving Credit Facility

As of December 31, 2011, the Company had utilized $54,845 of the available reducing revolving credit facility which is equal to the lesser of $72,000 and an amount in dollars, which when aggregated with the amounts already drawn down under the term facility does not exceed 70% of the aggregate market values of the vessels and other securities held in favor of the lender to be used for the August 2008 business combination and working capital purposes.

The original reducing revolving credit facility bears interest at USD LIBOR plus 2.25% per annum. As per Addendums no. 1 and no. 2 to the loan agreement dated September 9, 2009 and November 13, 2009, respectively, the revolving credit facility bears interest at USD LIBOR plus 3.50% until January 1, 2011. As per Addendum no. 3 to the loan agreement dated June 2, 2010, the revolving credit facility bears interest at USD LIBOR plus 4.00% until January 3, 2012.

On January 31, 2012, the Company entered into an Addendum no. 4 for the amendments of certain terms of its facility agreement with Marfin. The amendments include the (i) extension of the facility's maturity date from September 2015 to December 2018, (ii) payment of $3,200 on the outstanding facility, (iii) waiver of all financial covenants as of December 31, 2011 (iv) waiver of all financial covenants (including the security margin) for the period commencing from January 1, 2012 through December 31, 2013, and (v) amendment of the financial undertakings and the security margin to apply from 2014 onwards. Furthermore, the applicable margin has been increased by 50 basis points starting from February 1, 2012 and any surplus of funds greater than $5,000 over requirements associated with the operation and maintenance of the vessels during each fiscal quarter will be applied to the prepayment of our revolving credit facility.

As of December 31, 2011 and December 31, 2010, the amounts outstanding under this facility are $48,000 and $54,845, respectively

Interest expense for the years ended December 31, 2011, 2010 and 2009, amounted to $2,330, $2,259 and $1,659, respectively, and is recorded in interest and finance costs in the accompanying consolidated statement of income (see Note 21).

The weighted average interest rate on the revolving credit facility, including the spread, for the years ended December 31, 2011, 2010 and 2009, was approximately 4.26%, 4.06% and 2.98%, respectively.

(b)  Marfin Term Facility

Certain vessel acquisitions were financed by Marfin by an amortizing term facility equal to $165,000, representing 42% of the vessels aggregate acquisition costs, excluding any amounts associated with the earn-out provision.

The loan is repayable through sixteen remaining installments with a balloon payment equal to $50,000 due concurrently with the final installment in September 2015.

The loan bears interest at an annual rate at USD LIBOR plus 1.5%, if the Company's ratio of total assets to total liabilities is greater than 165%, which is to be increased to 1.75% if the ratio is equal or less than 165%. As per the amended loan agreements dated September 9, 2009 and November 13, 2009, respectively, the term facility bears interest at USD LIBOR plus 3.00% until January 1, 2011. As per the amended loan agreement dated June 2, 2010, the term facility bears interest at USD LIBOR plus 3.50% until January 3, 2012. After January 3, 2012, interest is reinstated at USD LIBOR plus 1.5% if the Company's ratio of total assets to total liabilities is greater than 165%, or USD LIBOR plus 1.75% if the ratio is equal or less than 165%.

As of December 31, 2011 and December 31, 2010, the amounts outstanding under this facility are $98,000 and $110,800, respectively. On February 15, 2012, the Company used $4.0 million from the $4.1 million proceeds of the sale of its Handymax dry bulk carrier, the African Zebra, to prepay part of the outstanding debt of this vessel.

The weighted average interest rate on the term facility, including the spread, for the years ended December 31, 2011, 2010 and 2009, was approximately 3.79%, 3.55% and 2.42%, respectively.

Interest expense for the years ended December 31, 2011, 2010 and 2009, amounted to $3,884, $4,147 and $3,541, respectively, and is included in interest and finance costs in the accompanying consolidated statements of income (see Note 21).

The Facility includes covenants, among others, that require the borrowers and the corporate guarantor to maintain vessel insurance for an aggregate amount greater than the vessels' aggregate market value or an amount equal to 130% of the aggregate of (a) the outstanding amount under both the revolving credit and term facilities and (b) the amount available for drawing under the revolving facility. The vessels' insurance is required to include as a minimum coverage for hull and machinery, war risk and protection and indemnity insurance, $1,000,000,000 for oil pollution and for excess oil spillage and pollution liability insurance. In addition mortgagees' interest insurance on the vessels is required with the insured value to be at least 110% of the aggregate of the revolving credit and term facility.

In addition if a vessel is sold or becomes a total loss or the mortgage of the vessel is discharged on the disposal, Seanergy shall repay such part of the facilities as equal to the higher of the relevant amount or the amount in Dollars to maintain the security clause margin.

On June 2, 2010, the Company received an extension of its waiver regarding the security margin whereby the aggregate market value of the vessels and the value of any additional security is required to be at least 135% of the aggregate of the debt financing and any amount available for drawing under the revolving facility, less the aggregate amount of all deposits maintained, from Marfin in connection with the term facility and the revolving facility, for a period up to January 3, 2012.

The material terms of the covenant waiver and amendment agreement signed with Marfin are as follows:

(1)
the Applicable Margin throughout each Waiver Period shall be increased to: (i) Three point fifty per cent (3.50%) per annum in respect of each Term Advance, and (ii) Four per cent (4%) per annum in respect of each Revolving Advance, for each relevant interest period;

(2)
the Borrowers paid the following Repayment Installments in the amounts described below on January 3, 2011. More particularly the Borrowers paid on January 3, 2011: (i) the tenth (10th) Repayment Installment in the amount of $3,200; and (ii) the eleventh (11th) Repayment Installment, in the amount of $3,200;

(3)
the Borrowers prepaid the following Repayment Installments in the amounts described below on July 1, 2011. More particularly the Borrowers paid on July 1, 2011: (i) the twelfth (12th) Repayment Installment in the amount of $3,200; and (ii) the thirteenth (13th) Repayment Installment, in the amount of $3,200.

On January 31, 2012, the Company entered into an Addendum no. 4 for the amendments of certain terms of its facility agreement with Marfin. The amendments include the (i) extension of the facility's maturity date from September 2015 to December 2018, (ii) principal installment payment holiday for 2012 and amendment of the amortization schedule for 2013 onwards, (iii) waiver of all financial covenants as of December 31, 2011 (iv) waiver of all financial covenants (including the security margin) for the period commencing from January 1, 2012 through December 31, 2013, and (v) amendment of the financial undertakings and the security margin to apply from 2014 onwards. Furthermore, the applicable margin has been increased by 50 basis points starting from February 1, 2012.

(c)  Citibank loan facility

The vessels acquired from BET have been financed with the proceeds of a loan from Citibank International PLC ("Citibank"), as agent for a syndicate of banks and financial institutions. Following a supplemental agreement dated September 30, 2009 and prepayment of $20 million, of which $10 million was contributed by noncontrolling shareholders, the semi-annual installments of principal and the balloon payment, payable June 2015, amount to $7,128 and $37,563, respectively.

On September 30, 2009, the Company entered into a supplemental agreement with Citibank in connection with the amortized loan obtained by the six wholly owned subsidiaries, which financed the acquisition of their respective vessels. The material terms of the supplemental agreement with Citibank are as follows:

(1)
applicable margin for the period between July 1, 2009 and ending on June 30, 2010 (the amendment period) shall be increased from zero point seventy five per cent (0.75%) per annum to two per cent (2%) per annum;

(2)	the borrowers to pay part of the loan in the amount of $20,000;

(3)	the borrowers and the corporate guarantor have requested and the creditors consented to:

a.	the temporary reduction of the security requirement during the amendment period to 100%; and

b.
the temporary reduction of the minimum equity ratio requirement of the principal corporate guarantee to be amended from 0.30:1.0 to 0.175:1.0 during the amendment period at the end of the accounting periods ending on December 31, 2009 and June 30, 2010.

Under the Citibank loan agreement, the BET subsidiaries are subject to operating and financial covenants that may affect BET's business. These restrictions may, subject to certain exceptions, limit the BET subsidiaries' ability to engage in many of its activities. Furthermore, the BET subsidiaries must assure the lenders that the aggregate market value of the BET vessels is not less than 125% of the outstanding amount of the Citibank loan. If the market value of the vessels is less than this amount, the BET subsidiaries must prepay an amount that will result in the market value of the vessels meeting this requirement or offer additional security to the lenders, and a portion of the debt may be required to be classified as current. The Citibank supplemental agreement, dated August 4, 2010, provides that the Company must maintain a minimum amount of $7,500 in cash in the BET account with Citibank as additional security for the market value covenant of its fleet which should not be less than 125% of the outstanding amount of the Citibank loan and is included in restricted cash in the accompanying consolidated balance sheet as at December 31, 2010.  The Citibank supplemental agreement, dated December 23, 2010, provides that the applicable margin has been adjusted to 1.75% per annum. The Company is required to maintain a minimum equity ratio requirement of 0.30:1.00 at the end of each accounting period.  The Company did not meet the minimum equity ratio as of December 31, 2010. The Citibank supplemental agreement dated March 31, 2011, provides that minimum equity ratio as of December 31, 2010 is waived and that for the period from December 31, 2010 to December 31, 2011 (inclusive) the minimum equity ratio requirement has been reduced from 0.3:1.0 to 0.175:1.0 and that the applicable margin has been adjusted to 2% per annum for the period ending December 31, 2011 (inclusive).

On February 7, 2012, the Company entered into a Fifth Supplemental Agreement and a Restated Loan Agreement amending certain terms of the loan facility by and between BET and Citibank as agent, security agent and account bank and the banks and financial institutions referred in the Restated Loan Agreement as lenders (the "Banks"). The Banks waived all covenants of the loan facility until January 1, 2013 and granted waivers on all previous covenant breaches. The waiver excludes the security requirement to security value covenant which was amended from 125% to 100% and will be tested quarterly. Furthermore, the applicable margin was increased by 100 basis points starting from December 23, 2011.

As of December 31, 2011 and December 31, 2010, the amounts outstanding under this facility are $87,459 and $101,715, respectively.

Interest expense for the years ended December 31, 2011, 2010 and 2009, amounted to $2,287, $2,206 and $1,154, respectively, and is recorded in interest and finance costs in the accompanying consolidated statement of income (see Note 21).

The weighted average interest rate on the Citibank loan facility, including the spread, for the years ended December 31, 2011, 2010 and 2009, was approximately 2.30%, 1.94% and 2.28%, respectively.

The vessels acquired from MCS were partially financed with the proceeds from three loan facilities (DVB, HSBC and UOB).

(d)  DVB loan facility

The first loan facility, with DVB, as agent, comprised two loans, a senior loan and a junior loan, and was used to finance a part of the cost of the acquisition of four vessels. The amount of the loan for each vessel was less than or equal to 70% of the contractual purchase price for the applicable vessel. Following a supplemental agreement dated May 20, 2010 and prepayment of $7.4 million, no further principal installments were due until the second quarter of 2011, at which point $6.2 million was paid. After that, the remaining loan amounts are repayable in sixteen quarterly installments plus balloon payments through October 2015. The applicable margin following the supplemental agreement is USD LIBOR plus 2.10% per annum on the senior loan and USD LIBOR plus 4.90% per annum on the junior loan.

As of December 31, 2011 and December 31, 2010, the amounts outstanding under this facility are $48,397 and $54,641, respectively.

The Company has  prepaid the entire balloon of $6,765 related to Maritime Freeway Shipping Limited on January 17, 2012 and a portion of the balloon related to Maritime Fiesta Shipping Limited in the amount of $1,435 on January 26, 2012.

Interest expense for the year ended December 31, 2011 and the period from May 21, 2010 to December 31, 2010, amounted to $1,487 and $1,028, respectively, and is recorded in interest and finance costs in the accompanying consolidated statement of income (see Note 21).

The weighted average interest rate on the DVB loan facility, including the spread, for the year ended December 31, 2011 and the period from May 21, 2010 to December 31, 2010, was approximately 2.92% and 2.99%, respectively

(e)  HSBC loan facility

The second loan facility, with HSBC as agent, was used to finance part of the cost of acquisition of two vessels. The amount of the loan for each vessel was less than or equal to 65% of the contractual purchase price for the applicable vessel. Following a supplemental agreement dated May 21, 2010 and prepayment of $7.6 million, the remaining loan amounts are repayable in thirteen quarterly installments plus balloon payments through July 2013. The applicable margin to the later of July 21, 2011 and the date of compliance with the security requirement covenant is USD LIBOR plus 3.25% per annum and thereafter is USD LIBOR plus 2.75% per annum unless there is breach of the compliance of the security requirement or there is an event of default under the loan agreement.

As of December 31, 2011 and December 31, 2010, the amounts outstanding under this facility are $24,867 and $35,290, respectively. The remaining loan amounts as of December 31, 2011 are repayable in seven quarterly installments plus balloon payments through July 2013.

Interest expense for the year ended December 31, 2011 and for the period from May 21, 2010 to December 31, 2010, amounted to $998 and $849, respectively, and is recorded in interest and finance costs in the accompanying consolidated statement of income (see Note 21).

The weighted average interest rate on the HSBC loan facility, including the spread, for the year ended December 31, 2011 and for the period from May 21, 2010 to December 31, 2010, was approximately 3.35% and 3.58%, respectively.

(f)  UOB loan facility

The third loan facility, with UOB as agent, was used to finance part of the cost of the acquisition of three vessels. The amount of the loan for each vessel was less than or equal to 70% of the contractual purchase price for the applicable vessel. Following a supplemental agreement dated May 24, 2010, $13.8 million was converted into subordinated debt, out of which $3.8 million was prepaid on June 30, 2010, $9.3 million was prepaid from the senior loans, and the remaining loan amounts are repayable in twenty five quarterly installments plus balloon payments through May 2016. The applicable margin following the voluntary prepayment is USD LIBOR plus 2.50% per annum in relation to the senior loan and USD LIBOR plus 3.50% per annum in relation to the subordinated loan.

As of December 31, 2011 and December 31, 2010, the amounts outstanding under this facility are $39,680 and $42,257, respectively. The remaining balances of the subordinated debt as of December 31, 2011 and December 31, 2010, of $10,397 and $10,162, respectively, are classified as non-current portion and are repayable up to the final balloon payment date of the original UOB loan facility. The remaining loan amounts as of December 31, 2011 are repayable in eighteen quarterly installments plus balloon payments through May 2016.

Interest expense for the year ended December 31, 2011 and for the period from May 21, 2010 to December 31, 2010, amounted to $1,270 and $848, respectively, and is recorded in interest and finance costs in the accompanying consolidated statement of income (see Note 21).

The weighted average interest rate on the UOB loan facility, including the spread, for the year ended December 31, 2011 and for the period from May 21, 2010 to December 31, 2010, was approximately 3.06% and 3.14%, respectively.

UOB, HSBC and DVB loan facilities general terms

The UOB, HSBC and DVB loan facilities are secured by the following: first priority mortgages on each of the vessels; the Company guaranties each of the loans; a general assignment or deed of covenant of any and all earnings, insurances and requisition compensation of each of the vessels; pledges over the earnings accounts and retention accounts held in the name of each borrower and undertakings by the technical managers of the vessels, among others.

Under the UOB, HSBC and DVB loan agreements, the MCS subsidiaries are subject to operating and financial covenants that may affect MCS's business. These restrictions may, subject to certain exceptions, limit the MCS subsidiaries' ability to engage in many of the activities listed above. Furthermore, the MCS subsidiaries must assure the lenders that the aggregate market value of the MCS vessels is not less than 133%, 125% and 100% of the outstanding amount of each of the UOB, HSBC and DVB loans, respectively. As of December 31, 2011 the Company was in compliance with DVB security requirements covenants. Although the Company was in compliance with HSBC covenants as of December 31, 2011, the Company had received in 2010 from HSBC waiver from compliance of these security requirements until December 31, 2012. The relevant covenant in the UOB loan takes effect beginning as of December 31, 2012. If the market value of the vessels is less than this amount, the MCS subsidiaries must prepay an amount that will result in the market value of the vessels meeting this requirement or offer additional security to the lenders, and a portion of the debt may be required to be classified as current.

The vessels' insurance is to include as a minimum coverage for fire and usual marine risks, war risk and protection and indemnity insurance, and oil pollution. In addition, the borrowers agree to reimburse the mortgagee for mortgagees' interest insurance on the vessels in an amount of 110%, 100% and 115% of the outstanding amount under the loan of UOB, HSBC and DVB, respectively.

In addition, if a vessel is sold or becomes a total loss, the Company is required to repay such part of the loan as is equal to the greater of the relevant amount for such vessel, or such amount as is necessary to maintain compliance with the relevant minimum security covenant in the loan agreements.

Repayment Schedule

The annual principal payments required to be made after December 31, 2011, for the facilities discussed above, are as follows:

2012	45,817
2013	44,438
2014	31,433
2015	72,685
2016	36,430
Thereafter	115,600
346,403